SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Short-term and restricted bank deposits	$ 3,100	$ 2,300
Allowance for doubtful accounts	50	50
Research and development reimbursements offset	$ 12,615	9,884	$ 10,511
Percentage of earnings distributed used for calculation under the two-class method	100.00%
Provision for warranty	$ 558	$ 470
North America
Concentration Risk [Line Items]
Maximum investable portfolio invested	65.00%
European union
Concentration Risk [Line Items]
Maximum investable portfolio invested	27.00%
Other geographic located issuers
Concentration Risk [Line Items]
Maximum investable portfolio invested	8.00%
US Government Agencies Debt Securities
Concentration Risk [Line Items]
Marketable securties percentage amount	3.00%
Financial Institutes Debt Securties
Concentration Risk [Line Items]
Marketable securties percentage amount	12.00%
Debt securities of corporations
Concentration Risk [Line Items]
Marketable securties percentage amount	85.00%